SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)				1 Months Ended		6 Months Ended
	Oct. 01, 2021	Jul. 02, 2021	Jun. 17, 2020	Jun. 28, 2021	Jun. 23, 2020	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Jun. 24, 2020	Dec. 11, 2019
Class of Stock [Line Items]
Ordinary shares, shares authorized						500,000,000		500,000,000		50,000,000
Common Stock, Par or Stated Value Per Share						$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, shares issued			15,500,000			8,350,381		8,330,000	5,166,667	15,500,000
Reverse stock split, description			1-for-3 shares
Redemption of shares during period			10,333,333
Ordinary shares, shares outstanding						8,350,381		8,330,000	5,166,667
Share-Based Payment Arrangement, Noncash Expense							$ 316,668
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised						50,600
Statutory surplus reserve, description						Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Restricted cash equivalents						$ 1,050,721		$ 1,050,721
Restricted net assets						$ 16,681,807		$ 16,591,987
Xi'an DT [Member]
Class of Stock [Line Items]
Non-controlling interests rate						25.00%
Tianjin YHX [Member]
Class of Stock [Line Items]
Non-controlling interests rate						49.00%		49.00%
Underwriter Warrants [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	20,381
Number of warrants issued						50,600
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised	50,600
IPO [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.0001
Number of warrants issued				101,200
Warrant issued, percentage				4.00%
Warrants and Rights Outstanding, Term				5 years
Warrant exercise price				$ 5.00
Warrant offering price				$ 5.00
Warrants exercisable, term				5 years
Over-Allotment Option [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Ordinary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.0001
Sale of stock, shares issued				2,200,000
Sale of Stock, Price Per Share				$ 5.00
Ordinary Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Sale of stock, shares issued		330,000
Sale of Stock, Price Per Share		$ 5.00
Consultant [Member]
Class of Stock [Line Items]
Number of stock issued, services, shares					633,333
Number of stock issued, services, values					$ 633,333